Feb. 27, 2026
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund®

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AFMF is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.22
Other expenses	0.21	0.21	0.21	0.15	0.15	0.04	0.25
Total annual fund operating expenses	0.68	1.43	0.68	0.62	0.37	0.26	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.49	0.25	0.25	none	none	1.00
Other expenses	0.26	0.21	0.25	0.21	0.19	0.09	0.16
Total annual fund operating expenses	1.48	0.92	0.72	0.68	0.41	0.31	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.27	0.20	0.15	0.24	0.10	0.04
Total annual fund operating expenses	1.35	1.09	0.92	0.62	0.46	0.32	0.26
Fee waiver	none	0.01[3]	none	none	0.04[3]	none	none
Total annual fund operating expenses after fee waiver	1.35	1.08	0.92	0.62	0.42	0.32	0.26

[2]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$442	$246	$318	$63	$38	$27	$418	$251	$94	$322	$69	$42	$32	$140
3 years	584	452	462	199	119	84	563	468	293	474	218	132	100	437
5 years	739	782	619	346	208	146	721	808	509	641	379	230	174	755
10 years	1,190	1,509	1,075	774	468	331	1,178	1,265	1,131	1,122	847	518	393	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$110	$94	$63	$43	$33	$27		1 year	$146	$151
3 years	428	346	293	199	144	103	84		3 years	452	468
5 years	739	600	509	346	254	180	146		5 years	782	808
10 years	1,624	1,328	1,131	774	575	406	331		10 years	1,509	1,265

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$110	$94	$63	$43	$33	$27		1 year	$146	$151
3 years	428	346	293	199	144	103	84		3 years	452	468
5 years	739	600	509	346	254	180	146		5 years	782	808
10 years	1,624	1,328	1,131	774	575	406	331		10 years	1,509	1,265

Keep this supplement with your summary and statutory prospectuses.
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)